                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:     October 30, 2006
                                                  Estimated average burden
                                                  hours per response...... 19.3
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8644
                                  ---------------------------------------------

                            Variable Insurance Funds
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

          3435 Stelzer Road, Columbus, OH                        43219
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

     BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 614-470-8000
                                                   ----------------------------

Date of fiscal year end: December 31
                        --------------------------
Date of reporting period: June 30, 2005
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

FIFTH THIRD
      QUALITY GROWTH VIP FUND

[CHART]

                              Performance Overview

1/26/2001 - 6/30/2005
GROWTH OF A $10,000 INVESTMENT.

                   QUALITY GROWTH                            RUSSELL 1000(R)
                      VIP FUND        S&P 500(R) INDEX        GROWTH INDEX
 1/26/2001          $    10,000          $    10,000          $    10,000
 1/31/2001          $    10,030          $    10,000          $    10,000
 2/28/2001          $     8,910          $     9,165          $     8,306
 3/31/2001          $     8,000          $     8,585          $     7,403
 4/30/2001          $     8,880          $     9,251          $     8,339
 5/31/2001          $     8,900          $     9,313          $     8,216
 6/30/2001          $     8,551          $     9,087          $     8,026
 7/31/2001          $     8,391          $     8,997          $     7,825
 8/31/2001          $     7,811          $     8,435          $     7,185
 9/30/2001          $     7,121          $     7,754          $     6,468
10/31/2001          $     7,341          $     7,902          $     6,807
11/30/2001          $     8,161          $     8,508          $     7,461
12/31/2001          $     8,262          $     8,582          $     7,447
 1/31/2002          $     8,272          $     8,457          $     7,316
 2/28/2002          $     7,722          $     8,294          $     7,012
 3/31/2002          $     8,121          $     8,606          $     7,255
 4/30/2002          $     7,431          $     8,084          $     6,662
 5/31/2002          $     7,221          $     8,025          $     6,501
 6/30/2002          $     6,531          $     7,453          $     5,900
 7/31/2002          $     6,090          $     6,873          $     5,576
 8/31/2002          $     6,151          $     6,918          $     5,592
 9/30/2002          $     5,430          $     6,167          $     5,012
10/31/2002          $     5,940          $     6,709          $     5,472
11/30/2002          $     6,360          $     7,103          $     5,769
12/31/2002          $     5,780          $     6,686          $     5,371
 1/31/2003          $     5,620          $     6,511          $     5,240
 2/28/2003          $     5,640          $     6,413          $     5,216
 3/31/2003          $     5,640          $     6,476          $     5,313
 4/30/2003          $     6,110          $     7,009          $     5,706
 5/31/2003          $     6,400          $     7,378          $     5,991
 6/30/2003          $     6,390          $     7,472          $     6,073
 7/31/2003          $     6,710          $     7,604          $     6,225
 8/31/2003          $     6,970          $     7,752          $     6,379
 9/30/2003          $     6,670          $     7,670          $     6,311
10/31/2003          $     7,221          $     8,103          $     6,666
11/30/2003          $     7,421          $     8,174          $     6,735
12/31/2003          $     7,551          $     8,603          $     6,968
 1/31/2004          $     7,751          $     8,761          $     7,111
 2/29/2004          $     7,741          $     8,882          $     7,156
 3/31/2004          $     7,580          $     8,748          $     7,023
 4/30/2004          $     7,220          $     8,611          $     6,941
 5/31/2004          $     7,410          $     8,729          $     7,071
 6/30/2004          $     7,500          $     8,899          $     7,159
 7/31/2004          $     6,940          $     8,604          $     6,754
 8/31/2004          $     6,699          $     8,639          $     6,721
 9/30/2004          $     6,939          $     8,733          $     6,785
10/31/2004          $     7,129          $     8,866          $     6,891
11/30/2004          $     7,390          $     9,225          $     7,128
12/31/2004          $     7,610          $     9,538          $     7,407
 1/31/2005          $     7,300          $     9,306          $     7,160
 2/28/2005          $     7,320          $     9,502          $     7,236
 3/31/2005          $     7,170          $     9,333          $     7,105
 4/30/2005          $     6,950          $     9,157          $     6,969
 5/31/2005          $     7,399          $     9,448          $     7,307
 6/30/2005          $     7,479          $     9,461          $     7,280

THE FUND'S SIX MONTH, 1 YEAR AND SINCE INCEPTION AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005 WERE -1.71%, -0.27%, -6.35%, RESPECTIVELY. THE RETURNS QUOTED ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE CHART REPRESENTS THE HISTORICAL PERFORMANCE OF A HYPOTHETICAL INVESTMENT OF $10,000 IN THE FIFTH THIRD QUALITY GROWTH VIP FUND FROM 1/26/01 TO 6/30/05 VERSUS A SIMILAR INVESTMENT IN THE FUND'S BENCHMARKS. THE RETURNS INCLUDE FUND LEVEL EXPENSES, BUT EXCLUDE INSURANCE CONTRACT CHARGES.

DURING THE PERIOD SHOWN, THE ADVISOR, ADMINISTRATOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

THE FUND'S PERFORMANCE IS MEASURED AGAINST THE STANDARD & POOR'S 500(R) STOCK INDEX ("S&P 500(R) INDEX") AND THE RUSSELL 1000(R) GROWTH INDEX. THE S&P 500(R) INDEX IS GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE RUSSELL 1000(R) GROWTH INDEX MEASURES THE PERFORMANCE OF 1,000 SECURITIES FOUND IN THE RUSSELL UNIVERSE WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE S&P 500(R) INDEX AND THE RUSSELL 1000(R) GROWTH INDEX ARE UNMANAGED INDICES AND DO NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN THE UNDERLYING SECURITIES.

Q. How did the Fund perform during the six-month period ended June 30, 2005?

A. The Fund lost 1.71%, outperforming its primary benchmark, the Russell 1000(R) Growth Index, which fell 1.74%, but trailing its secondary benchmark, the S&P 500(R) Index, which dropped 0.81%.

Q. What factors affected the Fund's performance during the period?

A. While record oil prices and rising short-term interest rates commanded the bulk of the market's attention during the period, economic data pointed to a solid but slowing U.S. growth rate. Within such a moderate growth environment, good quality companies with stable earnings growth and reasonable valuations tend to prosper. Investors warmed to that trend through much of the second quarter, helping the Fund recover from a challenging first quarter.

More specifically, an overweight position, relative to the benchmark, in the energy sector boosted returns as the Fund's oil service holdings rallied. Along with the well-documented rise in oil prices, the sector also experienced some consolidation, which proved beneficial.(1)

Other positive contributors included the consumer discretionary group, where growth-oriented retailers thrived amid continued strength in consumer spending, and the financial services sector, where non-interest rate sensitive holdings from the insurance and capital markets segments advanced. An emphasis on biotechnology, managed care and services stocks lifted the Fund's healthcare stake, enhanced by the continued avoidance of struggling large pharmaceutical companies.(1)

On the downside, an overweight stake in the information technology group hindered returns, although the software- and semiconductor-heavy position bottomed out toward the midpoint of the period and appreciated through much of the second quarter. Stock picks in the industrials sector also weighed, burdened by worries about future growth prospects in a slowing economy.(1)

As much of the near-term earnings momentum for cyclical companies such as manufacturers has likely passed, the Fund reduced its industrials group exposure during the period. A portion of the proceeds were redeployed into healthcare, where valuations are more attractive and earnings are generally more sustainable in moderate growth conditions.(1)

(1) PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

INVESTMENT RISK CONSIDERATIONS

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments.

FIFTH THIRD
      BALANCED VIP FUND

[CHART]

                              Performance Overview

7/15/2002 - 6/30/2005
GROWTH OF A $10,000 INVESTMENT.

                                                               RUSSELL 1000(R)      LEHMAN BROTHERS
                 BALANCED VIP FUND      S&P 500(R) INDEX           INDEX          AGGREGATE BOND INDEX
 7/15/2002          $     10,000          $     10,000          $     10,000          $     10,000
 7/31/2002          $     10,550          $     10,000          $     10,000          $     10,000
 8/31/2002          $     10,680          $     10,000          $     10,045          $     10,828
 9/30/2002          $     10,190          $      8,914          $      8,966          $     11,003
10/31/2002          $     10,580          $      9,698          $      9,711          $     10,953
11/30/2002          $     10,809          $     10,268          $     10,280          $     10,950
12/31/2002          $     10,537          $      9,665          $      9,698          $     11,176
 1/31/2003          $     10,306          $      9,413          $      9,463          $     11,186
 2/28/2003          $     10,326          $      9,271          $      9,317          $     11,341
 3/31/2003          $     10,378          $      9,361          $      9,413          $     11,332
 4/30/2003          $     10,751          $     10,132          $     10,173          $     11,425
 5/31/2003          $     11,074          $     10,665          $     10,753          $     11,638
 6/30/2003          $     11,076          $     10,801          $     10,894          $     11,615
 7/31/2003          $     11,127          $     10,992          $     11,111          $     11,225
 8/31/2003          $     11,328          $     11,206          $     11,337          $     11,299
 9/30/2003          $     11,251          $     11,087          $     11,221          $     11,598
10/31/2003          $     11,626          $     11,714          $     11,879          $     11,490
11/30/2003          $     11,727          $     11,817          $     12,021          $     11,518
12/31/2003          $     12,017          $     12,436          $     12,597          $     11,635
 1/31/2004          $     12,098          $     12,664          $     12,836          $     11,729
 2/29/2004          $     12,222          $     12,840          $     13,014          $     11,856
 3/31/2004          $     12,097          $     12,647          $     12,836          $     11,944
 4/30/2004          $     11,850          $     12,448          $     12,604          $     11,634
 5/31/2004          $     11,861          $     12,619          $     12,786          $     11,587
 6/30/2004          $     12,015          $     12,864          $     13,017          $     11,652
 7/31/2004          $     11,851          $     12,438          $     12,560          $     11,768
 8/31/2004          $     11,984          $     12,488          $     12,622          $     11,992
 9/30/2004          $     12,024          $     12,624          $     12,781          $     12,025
10/31/2004          $     12,160          $     12,816          $     12,987          $     12,126
11/30/2004          $     12,348          $     13,335          $     13,543          $     12,029
12/31/2004          $     12,631          $     13,789          $     14,033          $     12,140
 1/31/2005          $     12,568          $     13,452          $     13,680          $     12,216
 2/28/2005          $     12,672          $     13,735          $     13,987          $     12,144
 3/31/2005          $     12,610          $     13,492          $     13,766          $     12,082
 4/30/2005          $     12,537          $     13,237          $     13,512          $     12,245
 5/31/2005          $     12,778          $     13,657          $     13,991          $     12,378
 6/30/2005          $     12,753          $     13,677          $     14,048          $     12,445

THE FUND'S SIX MONTH, 1 YEAR AND SINCE INCEPTION AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005 WERE 0.98%, 6.15%, 8.57%, RESPECTIVELY. THE RETURNS QUOTED ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE CHART REPRESENTS THE HISTORICAL PERFORMANCE OF A HYPOTHETICAL INVESTMENT OF $10,000 IN THE FIFTH THIRD BALANCED VIP FUND FROM 7/15/02 TO 6/30/05 VERSUS A SIMILAR INVESTMENT IN THE FUND'S BENCHMARKS. THE RETURNS INCLUDE FUND LEVEL EXPENSES, BUT EXCLUDE INSURANCE CONTRACT CHARGES.

DURING THE PERIOD SHOWN, THE ADVISOR, ADMINISTRATOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

THE FUND'S PERFORMANCE IS MEASURED AGAINST THE STANDARD & POOR'S 500(R) STOCK INDEX ("S&P 500(R) INDEX"), THE RUSSELL 1000(R) INDEX AND THE LEHMAN BROTHERS AGGREGATE BOND INDEX. THE S&P 500(R) INDEX IS GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE RUSSELL 1000(R) INDEX MEASURES THE PERFORMANCE OF THE 1,000 LARGEST COMPANIES IN THE RUSSELL 3000(R) INDEX, WHICH MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION. THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS A MARKET VALUE-WEIGHTED INDEX THAT TRACKS THE DAILY PRICE, COUPON, PAY-DOWNS AND TOTAL RETURN PERFORMANCE OF FIXED RATE, PUBLICLY PLACED, DOLLAR-DENOMINATED, AND NON-CONVERTIBLE INVESTMENT GRADE DEBT ISSUES WITH AT LEAST ONE YEAR TO FINAL MATURITY. THE S&P 500(R) INDEX, THE RUSSELL 1000(R) INDEX AND LEHMAN BROTHERS AGGREGATE BOND INDEX ARE UNMANAGED INDICES AND DO NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN THE UNDERLYING SECURITIES.

Q. How did the Fund perform during the six-month period ended June 30, 2005?

A. The Fund gained 0.98%, outperforming the S&P 500(R) Index which declined 0.81% and the Russell 1000(R) Index which returned 0.11%, but falling short of the Lehman Brothers Aggregate Bond Index which posted a 2.51% return. As another measure of performance, the Fund is compared against a hypothetical stock and bond index consisting of a blend of the S&P 500(R) Index and the Lehman Brothers Aggregate Bond Index. The Fund outperformed this hypothetical index which returned 0.51%.

Q. What factors affected the Fund's performance during the period?

   A. The Federal Reserve's slow-but-steady rate-hike campaign and rising energy costs appeared to tap the brakes on the U.S. economy during the first half and raise expectations for modestly slower growth rates in the second half. Such an environment generally bodes well for the Fund's growth at a reasonable price strategy, and the equity portion indeed outperformed the S&P 500(R) Index.

Leading the way was the financial services group, propelled by solid performers in the insurance space and limited exposure to interest rate sensitive groups such as banks. A more defensive approach within the materials sector also generated gains as stakes in companies with steady earnings prospects outpaced more cyclical issues. Elsewhere, pharmacy benefit managers and generic drug companies lifted the Fund's investment in the healthcare sector.(1)

Detractors included the Fund's information technology holdings, which performed well until May, when the market's renewed affection for more aggressive companies pulled investors away from steady large cap gainers. The energy sector also diminished returns as the Fund avoided refinery companies, which rallied on merger and acquisition developments, and an underweight stake, relative to the benchmark, in the utilities group similarly weighed.(1)

Within the fixed income portion of the Fund, a tight focus on high-quality government agency securities proved advantageous. As talk of increased regulatory oversight and improving balance sheet fundamentals surrounded leading issuers Fannie Mae and Freddie Mac, investor interest heightened. The Fund also benefited from a general aversion to corporate bonds, particularly lower-quality debentures, which underperformed.(1)

Meanwhile, the Fund's short duration strategy, relative to the benchmark, had a minimal effect on returns. Established to minimize the impact of rising short-term interest rates, falling long-term rates nullified the tactical edge, despite four 0.25% short-term rate hikes from the Federal Reserve during the period.(1)

(1) PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

INVESTMENT RISK CONSIDERATIONS

Stocks are more volatile and carry more risk and return potential than other forms of investments. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Cash equivalents offer low risk and low return potential.

FIFTH THIRD
      MID CAP VIP FUND

[CHART]

                              Performance Overview

7/15/2002 - 6/30/2005
GROWTH OF A $10,000 INVESTMENT.

                                       RUSSELL MIDCAP(R)    RUSSELL MIDCAP(R)
                 MID CAP VIP FUND           INDEX             GROWTH INDEX
 7/15/2002          $    10,000          $    10,000          $    10,000
 7/31/2002          $    10,990          $    10,000          $    10,000
 8/31/2002          $    11,000          $     9,953          $     9,811
 9/30/2002          $     9,770          $     9,035          $     9,031
10/31/2002          $    10,480          $     9,492          $     9,731
11/30/2002          $    11,381          $    10,150          $    10,492
12/31/2002          $    10,501          $     9,751          $     9,859
 1/31/2003          $    10,351          $     9,553          $     9,762
 2/28/2003          $     9,981          $     9,427          $     9,677
 3/31/2003          $     9,951          $     9,520          $     9,857
 4/30/2003          $    10,611          $    10,211          $    10,528
 5/31/2003          $    11,811          $    11,146          $    11,541
 6/30/2003          $    11,921          $    11,259          $    11,706
 7/31/2003          $    12,431          $    11,630          $    12,124
 8/31/2003          $    13,371          $    12,135          $    12,792
 9/30/2003          $    12,661          $    11,983          $    12,544
10/31/2003          $    13,882          $    12,897          $    13,555
11/30/2003          $    14,302          $    13,259          $    13,917
12/31/2003          $    14,246          $    13,657          $    14,069
 1/31/2004          $    14,417          $    14,053          $    14,534
 2/29/2004          $    14,628          $    14,356          $    14,778
 3/31/2004          $    14,748          $    14,359          $    14,749
 4/30/2004          $    14,257          $    13,832          $    14,333
 5/31/2004          $    14,637          $    14,175          $    14,671
 6/30/2004          $    14,788          $    14,567          $    14,905
 7/31/2004          $    13,697          $    13,930          $    13,918
 8/31/2004          $    13,516          $    13,990          $    13,746
 9/30/2004          $    13,907          $    14,445          $    14,259
10/31/2004          $    14,238          $    14,843          $    14,743
11/30/2004          $    14,969          $    15,747          $    15,504
12/31/2004          $    15,571          $    16,418          $    16,247
 1/31/2005          $    15,101          $    16,011          $    15,812
 2/28/2005          $    15,432          $    16,506          $    16,213
 3/31/2005          $    15,091          $    16,376          $    15,976
 4/30/2005          $    14,479          $    15,854          $    15,344
 5/31/2005          $    15,591          $    16,614          $    16,222
 6/30/2005          $    15,892          $    17,061          $    16,524

THE FUND'S SIX MONTH, 1 YEAR AND SINCE INCEPTION AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005 WERE 2.06%, 7.45%, 16.93%, RESPECTIVELY. THE RETURNS QUOTED ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE CHART REPRESENTS THE HISTORICAL PERFORMANCE OF A HYPOTHETICAL INVESTMENT OF $10,000 IN THE FIFTH THIRD MID CAP VIP FUND FROM 7/15/02 TO 6/30/05 VERSUS A SIMILAR INVESTMENT IN THE FUND'S BENCHMARKS. THE RETURNS INCLUDE FUND LEVEL EXPENSES, BUT EXCLUDE INSURANCE CONTRACT CHARGES.

DURING THE PERIOD SHOWN, THE ADVISOR, ADMINISTRATOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

THE FUND'S PERFORMANCE IS MEASURED AGAINST THE RUSSELL MIDCAP(R) INDEX AND THE RUSSELL MIDCAP(R) GROWTH INDEX. THE RUSSELL MIDCAP(R) INDEX MEASURES THE PERFORMANCE OF THE 800 SMALLEST COMPANIES IN THE RUSSELL 1000(R) INDEX, WHICH REPRESENT APPROXIMATELY 25% OF THE TOTAL MARKET VALUE OF THE RUSSELL 1000(R) INDEX. THE RUSSELL MIDCAP(R) GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE SECURITIES FOUND IN THE RUSSELL MIDCAP UNIVERSE WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE STOCKS ARE ALSO MEMBERS OF THE RUSSELL 1000(R) GROWTH INDEX. THE RUSSELL MIDCAP(R) INDEX AND THE RUSSELL MIDCAP(R) GROWTH INDEX ARE UNMANAGED INDICES AND DO NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN THE UNDERLYING SECURITIES.

Q. How did the Fund perform during the six-month period ended June 30, 2005?

A. The Fund gained 2.06%, trailing its primary benchmark, the Russell MidCap(R) Index, which returned 3.92%, outperforming its secondary benchmark, the Russell MidCap(R) Growth Index, which returned 1.71%.

Q. What factors affected the Fund's performance during the period?

A. As a group, mid cap stocks performed better than small cap and large cap equities during the six-month period while weathering higher oil prices and volatile interest rates. The Federal Reserve kept raising its key short-term lending rate - four rate hikes totaling 1.00% - while the long-term rate finished lower after a series of fits and starts.

Conditions led many observers to predict a slowdown in second-half growth rates, prompting many investors to seek out companies with better growth prospects, a development that propped up a number of the Fund's holdings.

Somewhat surprisingly, consumer spending remained robust throughout the period, despite higher energy costs. Benefiting from improved sales levels at select retailers, consumer discretionary holdings led the Fund's gainers, although the sector weighting was relatively lighter than the benchmark. A couple of homebuilder stocks, which continued to thrive amid historically low mortgage rates, added to the group's outperformance.(1)

An overweight stake in the energy sector also significantly boosted returns as oil services and exploration and production companies climbed along with the price of oil. A modest position in telecommunications services and some effective picks in the industrial services space advanced as well.(1)

The Fund's performance in the healthcare sector lagged the benchmarks, due primarily to a lack of hospital and health maintenance organization holdings, which steadily gained behind solid revenue and pricing trends. Further losses stemmed from the information technology group, where struggling communication equipment picks exacerbated the sector's broader woes. An abundance of less-than-inspiring outlooks within the group also led to the decision to shift some of the Fund's tech assets into the more promising energy and retail spaces.(1)

(1) PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

INVESTMENT RISK CONSIDERATIONS

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments.

Mid capitalization stocks typically carry additional risk, since smaller companies generally have higher risk of failure and, historically, their stocks have experienced a greater degree of volatility.

FIFTH THIRD
      DISCIPLINED VALUE VIP FUND

[CHART]

                              Performance Overview

7/15/2002 - 6/30/2005
GROWTH OF A $10,000 INVESTMENT.

                  DISCIPLINED VALUE      RUSSELL 1000(R)
                      VIP FUND             VALUE INDEX
 7/15/2002          $     10,000          $     10,000
 7/31/2002          $     10,770          $     10,000
 8/31/2002          $     10,690          $      9,946
 9/30/2002          $      9,350          $      8,840
10/31/2002          $     10,050          $      9,495
11/30/2002          $     11,160          $     10,093
12/31/2002          $     10,353          $      9,654
 1/31/2003          $     10,010          $      9,421
 2/28/2003          $      9,899          $      9,169
 3/31/2003          $      9,815          $      9,185
 4/30/2003          $     10,633          $      9,993
 5/31/2003          $     11,392          $     10,638
 6/30/2003          $     11,659          $     10,771
 7/31/2003          $     12,014          $     10,932
 8/31/2003          $     12,277          $     11,102
 9/30/2003          $     11,975          $     10,994
10/31/2003          $     12,808          $     11,666
11/30/2003          $     12,920          $     11,825
12/31/2003          $     13,796          $     12,554
 1/31/2004          $     14,023          $     12,774
 2/29/2004          $     14,416          $     13,048
 3/31/2004          $     14,218          $     12,934
 4/30/2004          $     13,991          $     12,618
 5/31/2004          $     14,136          $     12,747
 6/30/2004          $     14,518          $     13,048
 7/31/2004          $     14,300          $     12,864
 8/31/2004          $     14,310          $     13,047
 9/30/2004          $     14,624          $     13,249
10/31/2004          $     14,687          $     13,469
11/30/2004          $     15,218          $     14,150
12/31/2004          $     15,583          $     14,624
 1/31/2005          $     15,301          $     14,365
 2/28/2005          $     15,886          $     14,841
 3/31/2005          $     15,649          $     14,637
 4/30/2005          $     15,377          $     14,375
 5/31/2005          $     15,712          $     14,721
 6/30/2005          $     15,836          $     14,882

THE FUND'S SIX MONTH, 1 YEAR AND SINCE INCEPTION AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005 WERE 1.62%, 9.08%, 16.81%, RESPECTIVELY. THE RETURNS QUOTED ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE CHART REPRESENTS THE HISTORICAL PERFORMANCE OF A HYPOTHETICAL INVESTMENT OF $10,000 IN THE FIFTH THIRD DISCIPLINED VALUE VIP FUND FROM 7/15/02 TO 6/30/05 VERSUS A SIMILAR INVESTMENT IN THE FUND'S BENCHMARK. THE RETURNS INCLUDE FUND LEVEL EXPENSES, BUT EXCLUDE INSURANCE CONTRACT CHARGES.

DURING THE PERIOD SHOWN, THE ADVISOR, ADMINISTRATOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

THE FUND'S PERFORMANCE IS MEASURED AGAINST THE RUSSELL 1000(R) VALUE INDEX. THE RUSSELL 1000(R) VALUE INDEX IS AN UNMANAGED INDEX THAT MEASURES PERFORMANCE OF 1,000 SECURITIES FOUND IN THE RUSSELL UNIVERSE WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN THE UNDERLYING SECURITIES.

Q. How did the Fund perform during the six-month period ended June 30, 2005?

A. The Fund gained 1.62%, compared with the 1.76% return generated by its benchmark, the Russell 1000(R) Value Index.

Q. What factors affected the Fund's performance during the period?

A. Overall, after a challenging first quarter, equity markets showed modest returns for the second quarter to bring most major indices back to near flat performance for the year.

The Federal Reserve continued its measured pace of increasing short-term interest rates by lifting rates four times during the six-month period. Despite the rate increases, which totaled 1.00%, long-term interest rates largely remained flat. Coupled with favorable dividend tax treatment and commodity pricing, this helped utilities rank among the best performing sectors in the benchmark. An underweight position in utilities, relative to the benchmark, hurt the Fund's performance, as did stepping away from more risky, speculative utility names that buoyed the Russell 1000(R) Value Index.(1)

A tilt toward large cap pharmaceuticals pressured performance as other areas of the healthcare sector, such as hospitals, managed care and services, registered stronger returns year-to-date.(1)

Energy prices garnered most of the headlines during the period, with crude prices reaching $60 per barrel during the second quarter. This was good news for energy companies and contributed to solid returns for the Fund. Though market-weighted, stock selection in the sector helped the Fund outpace the benchmark.(1)

An underweight position in financial services stocks aided performance, though stock selection undermined the advantage. Meanwhile, stock picks in the consumer discretionary group - especially the avoidance of automobile and related names - also helped relative performance.(1)

In its third year of economic expansion, the U.S. economy appears to be experiencing slower growth that is typical in later stages of an expansion. Key factors to watch in the coming months will be the level of earnings growth, inflation, energy and raw material prices, the trade and federal deficit and the Federal Reserve. Against this backdrop, the Fund maintains a focus on higher quality, lower risk stocks with better earnings revisions and greater earnings stability.(1)

(1) PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

INVESTMENT RISK CONSIDERATIONS

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

FIFTH THIRD QUALITY GROWTH VIP FUND

SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

                                 SECURITY
  SHARES                        DESCRIPTION                            VALUE
----------   --------------------------------------------------   --------------
COMMON STOCKS -- (98.8%)
     5,000   3M Co.                                               $      361,500
     5,714   ADC Telecommunications, Inc. *                              124,394
     4,400   Allstate Corp.                                              262,900
     5,300   Best Buy Co., Inc.                                          363,315
    13,000   Broadcom Corp., Class A *                                   461,630
     2,400   C.R. Bard, Inc.                                             159,624
     6,200   Caremark Rx, Inc. *                                         276,024
     9,700   Cintas Corp.                                                374,420
     9,000   Coach, Inc. *                                               302,130
    12,600   Comverse Technology, Inc. *                                 297,990
    12,600   CVS Corp.                                                   366,282
     4,000   Danaher Corp.                                               209,360
    56,000   EMC Corp. *                                                 767,760
     5,000   Emerson Electric Corp.                                      313,150
       400   Exxon Mobil Corp.                                            22,988
     3,000   Fiserv, Inc. *                                              128,850
     3,000   General Electric Corp.                                      103,950
     5,300   Genzyme Corp. *                                             318,477
     8,500   Gilead Sciences, Inc. *                                     373,915
     4,000   Goldman Sachs Group, Inc.                                   408,080
    12,700   Henry Schein, Inc. *                                        527,304
     9,200   Home Depot, Inc.                                            357,880
     1,500   Illinois Tool Works, Inc.                                   119,520
    27,500   Intel Corp.                                                 716,650
     9,600   Jabil Circuit, Inc. *                                       295,008
     8,400   Juniper Networks, Inc. *                                    211,512
     8,300   Kinetic Concepts, Inc. *                                    498,000
     5,400   L-3 Communications Holdings, Inc.                           413,532
     6,000   Lehman Brothers Holdings, Inc.                              595,680
    13,900   Linear Technology Corp.                                     509,991
     2,300   Lowe's Cos., Inc.                                           133,906
     6,600   Marriott International, Inc., Class A                       450,252
     8,200   Mercury Interactive Corp. *                                 314,552
     4,000   Merrill Lynch & Co., Inc.                                   220,040
     6,700   Microsoft Corp.                                             166,428
     6,900   Morgan Stanley                                              362,043
    18,500   Motorola, Inc.                                              337,810
     6,690   National Oilwell Varco, Inc. *                              318,043
     5,000   NCR Corp. *                                                 175,600
     4,900   Network Appliance, Inc. *                                   138,523
     2,300   Nordstrom, Inc.                                             156,331
     3,000   Northern Trust Corp.                                        136,770
    19,000   Office Depot, Inc. *                                        433,960
    26,200   Oracle Corp. *                                              345,840
       100   Paychex, Inc.                                                 3,254
     7,100   Rockwell Automation, Inc.                                   345,841
     3,000   Schlumberger Ltd.                                           227,820
     5,200   Station Casinos, Inc.                                       345,280
     4,000   T. Rowe Price Group, Inc.                                   250,400
     1,500   Teleflex, Inc.                                               89,055
    12,800   Teva Pharmaceutical Industries Ltd., ADR                    398,592
    21,600   Texas Instruments, Inc.                                     606,312
     2,000   United Technologies Corp.                                   102,700
    17,400   Varian Medical Systems, Inc. *                              649,542
    10,300   VeriSign, Inc. *                                            296,228
     5,200   WellPoint, Inc. *                                           362,128
     2,100   Zimmer Holdings, Inc. *                                     159,957
                                                                  --------------
             Total Common Stocks                                      17,769,023
                                                                  --------------

MONEY MARKETS -- (1.3%)
   121,461   Dreyfus Cash Management Money Market Fund                   121,461
   121,461   Federated Prime Value Obligations Money Market
              Fund                                                       121,461
                                                                  --------------
             Total Money Markets                                         242,922
                                                                  --------------
Total Investments (Cost $16,380,798) (a) -- 100.1%                    18,011,945
Liabilities in excess of other assets -- (0.1)%                          (16,962)
                                                                  --------------
NET ASSETS -- 100.0%                                              $   17,994,983
                                                                  ==============

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS AND NOTES TO FINANCIAL
STATEMENTS.

FIFTH THIRD BALANCED VIP FUND

SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

SHARES OR
PRINCIPAL                        SECURITY
 AMOUNT                         DESCRIPTION                            VALUE
----------   --------------------------------------------------   --------------
COMMON STOCKS -- (53.2%)
       889   Abbott Laboratories                                  $       43,569
       366   Air Products and Chemicals, Inc.                             22,070
       496   Allstate Corp.                                               29,636
       449   Alltel Corp.                                                 27,964
       977   Analog Devices, Inc.                                         36,452
       540   Bank of America Corp.                                        24,629
     1,023   Check Point Software Technologies Ltd. *                     20,255
       428   Citigroup, Inc.                                              19,786
       900   Dell, Inc. *                                                 35,559
       517   Ecolab, Inc.                                                 16,730
       178   Emerson Electric Corp.                                       11,148
       639   Exxon Mobil Corp.                                            36,723
       120   FedEx Corp.                                                   9,721
       276   FPL Group, Inc.                                              11,609
     1,024   General Electric Corp.                                       35,482
       311   Guidant Corp.                                                20,930
       942   Honeywell International, Inc.                                34,505
       430   Intel Corp.                                                  11,206
       401   Johnson & Johnson                                            26,065
       888   McDonald's Corp.                                             24,642
       333   Medco Health Solutions, Inc. *                               17,769
     1,578   Microsoft Corp.                                              39,198
       260   Noble Corp.                                                  15,993
       288   Omnicom Group, Inc.                                          23,000
       581   PepsiCo, Inc.                                                31,333
       792   Pfizer, Inc.                                                 21,843
       369   Praxair, Inc.                                                17,195
       605   Procter & Gamble Co.                                         31,914
       724   Prudential Financial, Inc.                                   47,538
       191   Schlumberger Ltd.                                            14,505
       784   Sherwin-Williams Co.                                         36,919
       504   Symantec Corp. *                                             10,957
     1,642   Synovus Financial Corp.                                      47,076
       325   Target Corp.                                                 17,683
     1,395   Teva Pharmaceutical Industries Ltd., ADR                     43,440
       754   United Technologies Corp.                                    38,718
       425   Walgreen Co.                                                 19,546
       316   Weatherford International Ltd. *                             18,321
       769   Wells Fargo & Co.                                            47,356
                                                                  --------------
             Total Common Stocks                                       1,038,985
                                                                  --------------

U.S. GOVERNMENT AGENCIES -- (38.3%)
             FANNIE MAE (15.3%)
$   25,000   3.13%, 7/15/06                                               24,851
    25,000   5.25%, 4/15/07                                               25,613
    30,000   5.75%, 2/15/08                                               31,407
    25,000   6.63%, 9/15/09                                               27,549
    75,000   6.63%, 11/15/10                                              84,251
    25,000   5.50%, 3/15/11                                               26,816
    50,000   4.13%, 4/15/14                                               49,603
    20,000   7.25%, 5/15/30                                               27,765
                                                                  --------------
                                                                         297,855
                                                                  --------------

             FEDERAL HOME LOAN BANK (7.8%)
$   50,000   2.88%, 9/15/06                                               49,460
    25,000   4.63%, 2/15/12                                               25,717
    50,000   3.88%, 6/14/13                                               49,046
    25,000   5.25%, 6/18/14                                               26,835
                                                                  --------------
                                                                         151,058
                                                                  --------------

             FREDDIE MAC (15.2%)
    55,000   2.88%, 9/15/05                                               54,931
    50,000   2.88%, 5/15/07                                               49,170
    35,000   2.75%, 3/15/08                                               34,053
    50,000   3.63%, 9/15/08                                               49,568
    50,000   3.38%, 4/15/09                                               49,339
    30,000   6.00%, 6/15/11                                               33,021
    25,000   5.13%, 7/15/12                                               26,500
                                                                  --------------
                                                                         296,582
                                                                  --------------
             Total U.S. Government Agencies                              745,495
                                                                  --------------
MONEY MARKETS -- (6.8%)
    65,775   Dreyfus Cash Management Money Market Fund                    65,775
    65,775   Federated Prime Value Obligations Money Market
              Fund                                                        65,775
             Total Money Markets                                         131,550
                                                                  --------------
Total Investments (Cost $1,774,699) (a) -- 98.3%                       1,916,030
Other assets in excess of liabilities -- 1.7%                             32,544
                                                                  --------------
NET ASSETS -- 100.0%                                              $    1,948,574
                                                                  ==============

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS AND NOTES TO FINANCIAL
STATEMENTS.

FIFTH THIRD MID CAP VIP FUND

SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

                                 SECURITY
  SHARES                        DESCRIPTION                            VALUE
----------   --------------------------------------------------   --------------
COMMON STOCKS -- (95.9%)
     2,100   A.G. Edwards, Inc.                                   $       94,815
     3,100   Abercrombie & Fitch Co.                                     212,970
     4,200   Advance Auto Parts, Inc. *                                  271,110
     3,500   Alberto-Culver Co.                                          151,655
     5,400   Alliance Data Systems Corp. *                               219,024
     5,250   American Capital Strategies Ltd.                            189,578
    16,800   American Medical Systems Holdings, Inc *                    346,920
     2,700   American Standard Companies, Inc.                           113,184
    11,817   Andrew Corp. *                                              150,785
     6,600   Autodesk, Inc.                                              226,842
     3,400   Avid Technology, Inc. *                                     181,152
     3,000   Beckman Coulter, Inc.                                       190,710
     2,700   Biomet, Inc.                                                 93,528
     4,400   Burlington Resources, Inc.                                  243,056
     2,000   C.H. Robinson Worldwide, Inc.                               116,400
     2,200   C.R. Bard, Inc.                                             146,322
     5,200   CACI International, Inc., Class A *                         328,432
     6,250   Caremark Rx, Inc. *                                         278,250
     3,700   Cephalon, Inc. *                                            147,297
     5,012   Charles River Laboratories International, Inc. *            241,829
     9,800   Chico's FAS, Inc. *                                         335,943
    19,800   CNET Networks, Inc. *                                       232,452
     5,200   Coach, Inc. *                                               174,564
     5,000   Cognizant Technology Solutions Corp., Class A*              235,650
     2,650   Corporate Executive Board Co.                               207,575
     6,900   Covance, Inc. *                                             309,603
     8,100   Cytyc Corp. *                                               178,686
    11,333   D. R. Horton, Inc.                                          426,233
     2,800   Dean Foods Co. *                                             98,672
     5,300   Education Management Corp. *                                178,769
     6,039   Engineered Support Systems, Inc.                            216,377
     2,600   Fastenal Co.                                                159,276
     5,900   Fidelity National Financial, Inc.                           210,571
     3,600   Fiserv, Inc. *                                              154,620
     4,250   Fisher Scientific International, Inc. *                     275,825
     3,200   General Maritime Corp.                                      135,680
     6,500   Gilead Sciences, Inc. *                                     285,935
     7,000   GlobalSantaFe Corp.                                         285,600
     8,100   Hughes Supply, Inc.                                         227,610
     6,100   International Rectifier Corp. *                             291,092
     2,800   ITT Industries, Inc.                                        273,364
     7,800   Jabil Circuit, Inc. *                                       239,694
     8,250   Joy Global, Inc.                                            277,118
     7,000   Lam Research Corp. *                                        202,580
     4,200   Laureate Education, Inc. *                                  201,012
     3,200   Lennar Corp., Class A                                       203,040
     3,400   Manpower, Inc.                                              135,252
    10,100   MGI Pharma, Inc. *                                          219,776
     7,600   Michael's Stores, Inc.                                      314,412
     4,000   Nabors Industries Ltd. *                                    242,480
     7,000   National Oilwell Varco, Inc. *                              332,780
     4,400   Network Appliance, Inc. *                                   124,388
    12,500   Nextel Partners Inc., Class A *                             314,625
     5,400   North Fork Bancorp.                                         151,686
     5,900   Polo Ralph Lauren                                           254,349
     6,500   Scientific Games Corp., Class A *                           175,045
     6,900   Scientific-Atlanta, Inc.                                    229,563
     3,300   Station Casinos, Inc.                                       219,120
     3,904   Stericycle, Inc. *                                          196,449
     4,500   T. Rowe Price Group, Inc.                                   281,700
     3,600   TCF Financial Corp.                                          93,168
    10,600   Tempur-Pedic International, Inc. *                          235,108
     8,400   Thermo Electron Corp. *                                     225,708
       560   TreeHouse Foods, Inc. *                                      15,966
     8,400   Ultra Petroleum Corp. *                                     255,024
     4,100   Urban Outfitters, Inc. *                                    232,429
     2,900   Varian Inc. *                                               109,591
     3,400   Varian Medical Systems, Inc. *                              126,922
     8,700   VeriSign, Inc. *                                            250,212
     9,700   WESCO International, Inc. *                                 304,386
     5,800   Williams-Sonoma, Inc. *                                     229,506
     7,100   XTO Energy, Inc.                                            241,329
     1,000   Zimmer Holdings, Inc. *                                      76,170
                                                                  --------------
             Total Common Stocks                                      15,548,544
                                                                  --------------

MONEY MARKETS -- (5.9%)
   474,638   Dreyfus Cash Management Money Market Fund                   474,638
   474,638   Federated Prime Value Obligations Money Market
              Fund                                                       474,638
                                                                  --------------
             Total Money Markets                                         949,276
                                                                  --------------
Total Investments (Cost $13,495,624) (a) -- 101.8%                    16,497,820
Liabilities in excess of other assets -- (1.8)%                         (292,413)
                                                                  --------------
NET ASSETS -- 100.0%                                              $   16,205,407
                                                                  ==============

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS AND NOTES TO FINANCIAL
STATEMENTS.

FIFTH THIRD DISCIPLINED VALUE VIP FUND

SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

                                 SECURITY
  SHARES                        DESCRIPTION                            VALUE
----------   --------------------------------------------------   --------------
COMMON STOCKS -- (97.4%)
     4,300   Abbott Laboratories                                  $      210,743
     6,200   Alltel Corp.                                                386,136
     8,400   American Electric Power Co.                                 309,708
     5,300   American International Group, Inc.                          307,930
     1,900   Anadarko Petroleum Corp.                                    156,085
     6,200   Applied Materials, Inc.                                     100,316
     4,200   Bank of America Corp.                                       191,562
    15,100   Bank of New York Co., Inc.                                  434,578
     5,950   Bristol-Myers Squibb Co.                                    148,631
     7,600   Cadbury Schweppes PLC ADR                                   291,308
     5,500   Carnival Corp.                                              300,025
     1,525   Caterpillar, Inc.                                           145,348
     8,900   ChevronTexaco Corp.                                         497,688
     9,200   CIT Group, Inc.                                             395,324
     4,800   Coca-Cola Co.                                               200,400
    11,300   ConAgra, Inc.                                               261,708
     9,700   ConocoPhillips                                              557,653
     7,700   CVS Corp.                                                   223,839
     6,500   Diebold, Inc.                                               293,215
     9,975   Dow Chemical Co.                                            444,187
    11,900   FPL Group, Inc.                                             500,514
     4,700   Gannett, Inc.                                               334,311
     5,250   General Dynamics Corp.                                      575,085
    13,900   General Electric Corp.                                      481,635
     6,500   H.J. Heinz Co.                                              230,230
     6,100   Hartford Financial Services Group, Inc.                     456,158
     5,100   Health Management Associates, Inc., Class A                 133,518
     5,375   Hewlett-Packard Co.                                         126,366
    15,100   Honda Motor Co., Ltd.                                       371,611
    15,350   Honeywell International, Inc.                               562,271
     3,525   IBM Corp.                                                   261,555
    14,275   J.P. Morgan Chase & Co.                                     504,193
    11,550   KeyCorp                                                     382,883
     7,800   Lubrizol Corp.                                              327,678
    10,900   Marathon Oil Corp.                                          581,733
     5,250   Masco Corp.                                                 166,740
     5,250   May Department Stores Co.                                   210,840
    11,700   McDonald's Corp.                                            324,675
     6,650   Merck & Co., Inc.                                           204,820
     8,475   Merrill Lynch & Co., Inc.                                   466,210
    12,500   MetLife, Inc.                                               561,750
    23,800   Micron Technology, Inc. *                                   242,998
     8,150   National City Corp.                                         278,078
     7,400   NiSource, Inc.                                              183,002
     8,800   Parker Hannifin Corp.                                       545,688
     4,300   Pfizer, Inc.                                                118,594
     6,000   R.R. Donnelley & Sons Co.                                   207,060
     8,400   Royal Dutch Petroleum Co.                                   545,160
    10,600   Safeway, Inc.                                               239,454
     5,600   Sherwin-Williams Co.                                        263,704
     6,475   SunTrust Banks, Inc.                                        467,753
    10,200   United Technologies Corp.                                   523,770
     2,800   Valero Energy                                               221,508
    10,675   Verizon Communications, Inc.                                368,821
     3,400   Weyerhaeuser Co.                                            216,410
                                                                  --------------
             Total Common Stocks                                      18,043,160
                                                                  --------------

MONEY MARKETS -- (5.6%)
   517,145   Dreyfus Cash Management Money Market Fund                   517,145
   517,145   Federated Prime Value Obligations Money Market
              Fund                                                       517,145
                                                                  --------------
             Total Money Markets                                       1,034,290
                                                                  --------------
Total Investments (Cost $17,146,400) (a) -- 103.0%                    19,077,450
Liabilities in excess of other assets -- (3.0)%                         (547,443)
                                                                  --------------
NET ASSETS -- 100.0%                                              $   18,530,007
                                                                  ==============

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS AND NOTES TO FINANCIAL
STATEMENTS.

FIFTH THIRD VARIABLE INSURANCE FUNDS

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

     *   Non-income producing security.
     (a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is substantially the same.
     ADR -- American Depositary Receipt
     PLC -- Public Liability Company

     The cost basis of investments for financial reporting purposes at June 30, 2005 was as follows:

                                                                COST OF       NET UNREALIZED   GROSS UNREALIZED  GROSS UNREALIZED
                                                              INVESTMENTS      APPRECIATION      APPRECIATION      DEPRECIATION
                                                            ---------------   ---------------  ----------------  ----------------
     Quality Growth VIP Fund                                $    16,380,798   $     1,631,147  $      2,033,653  $       (402,506)
     Balanced VIP Fund                                            1,774,699           141,331           152,327           (10,996)
     Mid Cap VIP Fund                                            13,495,624         3,002,196         3,249,971          (247,775)
     Disciplined Value VIP Fund                                  17,146,400         1,931,050         2,423,747          (492,697)

     The table below reflects the Balanced VIP Fund's activities in written options, all of which were for purposes of earning additional income during the period. The Balanced VIP Fund held Bank of America Corp., $50.00, 8/20/05 and Walgreen Co., $47.50, 7/16/05 at the end of the period. No other Funds engaged in written option contracts during the six months ended June 30, 2005.

                                                             BALANCE AT          OPTIONS           OPTIONS         BALANCE AT
                                                              12/31/04           WRITTEN           EXPIRED           6/30/05
                                                           ---------------   ---------------   ---------------   ---------------
     NUMBER OF CONTRACTS
     Balanced VIP Fund                                                  --              (400)               --              (400)
     PREMIUMS
     Balanced VIP Fund                                     $            --   $           172   $            --   $           172

     The investment concentration for the Funds as a percentage of net assets, by industry, as of June 30, 2005, was as follows:

                                                     QUALITY GROWTH VIP   BALANCED VIP      MID CAP VIP   DISCIPLINED VALUE VIP
                                                            FUND              FUND             FUND               FUND
                                                     ------------------   ------------      -----------   ---------------------
     Advertising                                              --              1.20%              --                --
     Aerospace/Defense                                      2.90%             2.00%            1.30%             5.90%
     Apparel                                                1.70%               --             2.60%               --
     Auto Manufacturers                                       --                --               --              2.00%
     Banks                                                  0.80%             6.10%            1.50%             9.40%
     Beverages                                                --              1.60%              --              1.10%
     Biotechnology                                          1.80%               --             1.50%               --
     Building Materials                                       --                --             0.70%             0.90%
     Cash Equivalents                                       1.30%             6.80%            5.90%             5.60%
     Chemicals                                                --              2.90%              --              4.20%
     Commercial Services                                      --                --             5.80%             1.10%
     Computers                                              6.00%             1.80%            4.20%             3.70%
     Cosmetics/Personal Care                                  --              1.60%            0.90%               --
     Distribution/Wholesale                                   --                --             4.30%               --
     Diversified Financial Services                        10.20%             1.00%            2.30%             7.40%
     Electric                                                 --              0.60%              --              5.40%
     Electrical Components & Equipment                      1.70%             0.60%              --                --
     Electronics                                            1.60%               --             5.30%             2.90%
     Entertainment                                            --                --             1.10%               --
     Environmental Control                                    --                --             1.20%               --
     Food                                                     --                --             0.60%             5.50%
     Forest Products & Paper                                  --                --               --              1.20%
     Healthcare-Products                                    8.30%             2.40%            7.20%               --
     Healthcare-Services                                    4.80%               --             1.90%             0.70%
     Home Builders                                            --                --             3.90%               --
     Home Furnishings                                         --                --             1.50%               --
     Insurance                                              1.50%             4.00%            1.30%             7.20%
     Internet                                               1.60%             1.60%            3.00%               --
     Investment Companies                                     --                --             1.20%               --
     Leisure Time                                             --                --               --              1.60%
     Lodging                                                4.40%               --             1.40%               --
     Machinery-Construction & Mining                          --                --             1.70%             0.80%
     Machinery-Diversified                                  1.90%               --               --                --
     Media                                                    --                --               --              1.80%
     Miscellaneous Manufacturing                            4.90%             5.50%            1.70%             7.10%
     Oil & Gas                                              0.10%             2.70%            7.70%            13.70%
     Oil & Gas Services                                     3.00%             1.70%            2.10%               --
     Pharmaceuticals                                        5.80%             6.40%            5.80%             3.70%
     Retail                                                10.10%             3.20%            9.80%             4.10%
     Semiconductors                                        12.90%             2.40%            3.00%             1.90%
     Software                                               5.30%             2.00%            3.50%               --
     Sovereign                                                --             38.30%              --                --
     Telecommunications                                     5.40%             1.40%            4.30%             4.10%
     Textiles                                               2.10%               --               --                --
     Transportation                                           --              0.50%            1.60%               --

SEE NOTES TO FINANCIAL STATEMENTS.

FIFTH THIRD VARIABLE INSURANCE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)

                                                     QUALITY GROWTH VIP     BALANCED VIP       MID CAP VIP    DISCIPLINED VALUE VIP
                                                            FUND                FUND              FUND                FUND
                                                     ------------------    -------------      -------------   ---------------------
ASSETS:
   Investments, at cost                                $  16,380,798       $   1,774,699      $  13,495,624       $  17,146,400
   Net unrealized appreciation                             1,631,147             141,331          3,002,196           1,931,050
                                                       -------------       -------------      -------------       -------------
    Investments, at value                                 18,011,945           1,916,030         16,497,820          19,077,450
   Interest and dividends receivable                           7,287               8,331              9,923              24,123
   Receivable for investments sold                                --              44,076                 --              84,970
   Receivable from investment advisor                             --                 157                 --                  --
                                                       -------------       -------------      -------------       -------------
     Total assets                                         18,019,232           1,968,594         16,507,743          19,186,543
                                                       -------------       -------------      -------------       -------------

LIABILITIES:
   Options written, at value (premiums received
    $--, $172, $--, $--)                                          --                  50                 --                  --
   Payable for investments purchased                              --              11,191            280,673             633,818
   Accrued expenses and other payables                        24,249               8,779             21,663              22,718
                                                       -------------       -------------      -------------       -------------
     Total liabilities                                        24,249              20,020            302,336             656,536
                                                       -------------       -------------      -------------       -------------

NET ASSETS:
   Capital                                                17,316,195           1,715,197         13,746,171          16,230,266
   Accumulated net investment income/(loss)                  (30,688)             12,650             33,156              37,419
   Accumulated net realized gain/(loss) from
    investment transactions                                 (921,671)             79,274           (576,116)            331,272
   Net unrealized appreciation of investments              1,631,147             141,453          3,002,196           1,931,050
                                                       -------------       -------------      -------------       -------------
     Net Assets                                        $  17,994,983       $   1,948,574      $  16,205,407       $  18,530,007
                                                       =============       =============      =============       =============
   Outstanding units of beneficial interest (shares)       2,407,331             160,956          1,021,743           1,227,628
                                                       =============       =============      =============       =============
   Net asset value -- offering and redemption price
     per share                                         $        7.48       $       12.11      $       15.86       $       15.09
                                                       =============       =============      =============       =============

SEE NOTES TO FINANCIAL STATEMENTS.

FIFTH THIRD VARIABLE INSURANCE FUNDS

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

                                                     QUALITY GROWTH VIP     BALANCED VIP       MID CAP VIP   DISCIPLINED VALUE VIP
                                                            FUND                FUND              FUND               FUND
                                                     ------------------    -------------      -------------  ---------------------
INVESTMENT INCOME:
   Interest income                                     $       2,885        $    15,213        $     8,234        $       8,176
   Dividend income                                            54,865              9,529            106,386              198,738
                                                       -------------        -----------        -----------        -------------
     Total income                                             57,750             24,742            114,620              206,914
                                                       -------------        -----------        -----------        -------------

EXPENSES:
   Investment advisory fees                                   59,006              7,643             59,209               68,407
   Administration fees                                         3,793                430              3,331                3,848
   Accounting fees                                            15,781             16,448             15,924               15,581
   Independent auditor fees                                    6,079              5,839              5,942                5,654
   Legal fees                                                 10,735              1,325              8,976                9,070
   Transfer agent fees                                         5,301              5,037              5,261                5,289
   Trustees' fees and expenses                                   665                 70                580                  631
   Other                                                       8,075              1,115              7,041                7,563
                                                       -------------        -----------        -----------        -------------
     Total expenses                                          109,435             37,907            106,264              116,043
     Less: Reimbursement from Advisor                         (2,903)           (14,752)           (11,190)              (8,108)
     Less: Waiver from Administrator and/or affiliates       (13,765)           (12,644)           (13,610)             (13,782)
                                                       -------------        -----------        -----------        -------------
   Net expenses                                               92,767             10,511             81,464               94,153
                                                       -------------        -----------        -----------        -------------
Net investment income (loss)                                 (35,017)            14,231             33,156              112,761
                                                       -------------        -----------        -----------        -------------

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
   Net realized gains (losses) from investment
    transactions                                            (374,397)            24,982           (346,997)             107,938
   Change in unrealized appreciation/depreciation of
    investments and options                                  151,710            (20,191)           680,661               80,048
                                                       -------------        -----------        -----------        -------------
     Net realized and unrealized gains (losses) on
      investments and options                               (222,687)             4,791            333,664              187,986
                                                       -------------        -----------        -----------        -------------
     Change in net assets resulting from operations    $    (257,704)       $    19,022        $   366,820        $     300,747
                                                       =============        ===========        ===========        =============

SEE NOTES TO FINANCIAL STATEMENTS.

FIFTH THIRD VARIABLE INSURANCE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     QUALITY GROWTH VIP                     BALANCED VIP
                                                                            FUND                                FUND
                                                              --------------------------------    --------------------------------
                                                               FOR THE SIX         FOR THE         FOR THE SIX         FOR THE
                                                               MONTHS ENDED       YEAR ENDED       MONTHS ENDED       YEAR ENDED
                                                              JUNE 30, 2005      DECEMBER 31,     JUNE 30, 2005      DECEMBER 31,
                                                               (UNAUDITED)           2004           (UNAUDITED)          2004
                                                              --------------    --------------    --------------    --------------
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
   Net investment income (loss)                               $      (35,017)   $        4,329    $       14,231    $       26,933
   Net realized gains (losses) from investment transactions         (374,397)         (157,994)           24,982            54,292
   Change in unrealized appreciation/depreciation of
    investments and options                                          151,710           626,856           (20,191)           12,032
                                                              --------------    --------------    --------------    --------------
   Change in net assets resulting from operations                   (257,704)          473,191            19,022            93,257
                                                              --------------    --------------    --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                             --                --           (14,124)          (14,390)
   From net realized gains                                                --                --                --           (19,921)
                                                              --------------    --------------    --------------    --------------
   Change in net assets from shareholder distributions                    --                --           (14,124)          (34,311)
                                                              --------------    --------------    --------------    --------------

CAPITAL TRANSACTIONS:
   Proceeds from shares issued                                     2,839,108         9,082,618           125,199         1,188,634
   Dividends reinvested                                                   --                --            14,124            34,311
   Cost of shares redeemed                                        (1,310,870)         (623,346)         (116,555)         (867,839)
                                                              --------------    --------------    --------------    --------------
   Change in net assets from capital transactions                  1,528,238         8,459,272            22,768           355,106
                                                              --------------    --------------    --------------    --------------
   Change in net assets                                            1,270,534         8,932,463            27,666           414,052

NET ASSETS:
   Beginning of period                                            16,724,449         7,791,986         1,920,908         1,506,856
                                                              --------------    --------------    --------------    --------------
   End of period                                              $   17,994,983    $   16,724,449    $    1,948,574    $    1,920,908
                                                              ==============    ==============    ==============    ==============
Undistributed net investment income (loss)                    $      (30,688)   $        4,329    $       12,650    $       12,543
                                                              ==============    ==============    ==============    ==============

SHARE TRANSACTIONS:
   Issued                                                            389,318         1,255,858            10,360           102,270
   Reinvested                                                             --                --             1,162             2,951
   Redeemed                                                         (180,221)          (89,016)           (9,635)          (74,691)
                                                              --------------    --------------    --------------    --------------
   Change in shares                                                  209,097         1,166,842             1,887            30,530
                                                              ==============    ==============    ==============    ==============

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                         MID CAP VIP                   DISCIPLINED VALUE VIP
                                                                             FUND                               FUND
                                                              --------------------------------    --------------------------------
                                                               FOR THE SIX         FOR THE         FOR THE SIX         FOR THE
                                                               MONTHS ENDED       YEAR ENDED       MONTHS ENDED       YEAR ENDED
                                                              JUNE 30, 2005      DECEMBER 31,     JUNE 30, 2005      DECEMBER 31,
                                                               (UNAUDITED)           2004           (UNAUDITED)          2004
                                                              --------------    --------------    --------------    --------------
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
   Net investment income (loss)                               $       33,156    $      (53,364)   $      112,761    $      112,283
   Net realized gains (losses) from investment transactions         (346,997)         (227,521)          107,938           228,776
   Change in unrealized appreciation/depreciation of
    investments                                                      680,661         1,472,848            80,048         1,093,351
                                                              --------------    --------------    --------------    --------------
   Change in net assets resulting from operations                    366,820         1,191,963           300,747         1,434,410
                                                              --------------    --------------    --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                             --                --          (110,344)          (77,281)
   From net realized gains                                                --                --                --            (9,871)
                                                              --------------    --------------    --------------    --------------
   Change in net assets from shareholder distributions                    --                --          (110,344)          (87,152)
                                                              --------------    --------------    --------------    --------------

CAPITAL TRANSACTIONS:
   Proceeds from shares issued                                     2,336,969         8,343,730         3,383,888         9,408,216
   Dividends reinvested                                                   --                --           110,344            87,152
   Cost of shares redeemed                                        (1,015,292)         (700,976)         (806,260)         (597,995)
                                                              --------------    --------------    --------------    --------------
   Change in net assets from capital transactions                  1,321,677         7,642,754         2,687,972         8,897,373
                                                              --------------    --------------    --------------    --------------
   Change in net assets                                            1,688,497         8,834,717         2,878,375        10,244,631

NET ASSETS:
   Beginning of period                                            14,516,910         5,682,193        15,651,632         5,407,001
                                                              --------------    --------------    --------------    --------------
   End of period                                              $   16,205,407    $   14,516,910    $   18,530,007    $   15,651,632
                                                              ==============    ==============    ==============    ==============
Undistributed net investment income                           $       33,156    $           --    $       37,419    $       35,002
                                                              ==============    ==============    ==============    ==============

SHARE TRANSACTIONS:
   Issued                                                            154,966           584,399           226,850           680,307
   Reinvested                                                             --                --             7,233             6,271
   Redeemed                                                          (67,522)          (49,770)          (54,356)          (43,950)
                                                              --------------    --------------    --------------    --------------
   Change in shares                                                   87,444           534,629           179,727           642,628
                                                              ==============    ==============    ==============    ==============

SEE NOTES TO FINANCIAL STATEMENTS.

FIFTH THIRD VARIABLE INSURANCE FUNDS

FINANCIAL HIGHLIGHTS

   (For a share outstanding throughout the period)

                                                              QUALITY GROWTH VIP FUND
                                              ------------------------------------------------------
                                               FOR THE SIX             FOR THE           FOR THE
                                               MONTHS ENDED           YEAR ENDED        YEAR ENDED
                                              JUNE 30, 2005          DECEMBER 31,      DECEMBER 31,
                                               (UNAUDITED)               2004              2003
                                              --------------        --------------    --------------
NET ASSET VALUE, BEGINNING OF PERIOD          $         7.61        $         7.55    $         5.78
                                              --------------        --------------    --------------

INVESTMENT ACTIVITIES:
Net investment income (loss)                           (0.01)                   --^            (0.02)
Net realized and unrealized gains/(losses)             (0.12)                 0.06              1.79
                                              --------------        --------------    --------------
Total investment activities                            (0.13)                 0.06              1.77
                                              --------------        --------------    --------------
NET ASSET VALUE, END OF PERIOD                $         7.48        $         7.61    $         7.55
                                              ==============        ==============    ==============
Total return                                           (1.71%)(b)             0.79%            30.62%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000s)           $       17,995        $       16,724    $        7,792
Ratios of expenses to average net assets                1.10%(c)              1.10%             1.10%
Ratios of net investment income (loss)
  to average net assets                                (0.42%)(c)             0.04%            (0.31%)
Ratio of expenses to average net assets (d)             1.30%(c)              1.49%             2.91%
Portfolio turnover rate                                36.11%                28.00%            16.45%

                                                   QUALITY GROWTH VIP FUND
                                              ---------------------------------
                                                 FOR THE          JANUARY 26,
                                                YEAR ENDED          2001 TO
                                               DECEMBER 31,       DECEMBER 31,
                                                   2002             2001 (a)
                                              --------------     --------------
NET ASSET VALUE, BEGINNING OF PERIOD          $         8.26     $        10.00
                                              --------------     --------------

INVESTMENT ACTIVITIES:
Net investment income (loss)                           (0.01)             (0.01)
Net realized and unrealized gains/(losses)             (2.47)             (1.73)
                                              --------------     --------------
Total investment activities                            (2.48)             (1.74)
                                              --------------     --------------
NET ASSET VALUE, END OF PERIOD                $         5.78     $         8.26
                                              ==============     ==============
Total return                                          (30.02%)           (17.40%)(b)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000s)           $        3,067     $          914
Ratios of expenses to average net assets                1.10%              1.10%(c)
Ratios of net investment income (loss)
  to average net assets                                (0.25%)            (0.22%)(c)
Ratio of expenses to average net assets (d)             6.30%              3.25%(c)
Portfolio turnover rate                                12.03%             32.52%

----------
^   Amount is less than $0.005 per share.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                              BALANCED VIP FUND
                                                 --------------------------------------------------------------------------
                                                  FOR THE SIX             FOR THE            FOR THE            JULY 15,
                                                  MONTHS ENDED           YEAR ENDED         YEAR ENDED          2002 TO
                                                 JUNE 30, 2005          DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                  (UNAUDITED)               2004               2003             2002 (a)
                                                 --------------        --------------     --------------     --------------
NET ASSET VALUE, BEGINNING OF PERIOD             $        12.08        $        11.72     $        10.49     $        10.00
                                                 --------------        --------------     --------------     --------------

INVESTMENT ACTIVITIES:
Net investment income                                      0.09                  0.18               0.09               0.05
Net realized and unrealized gains                          0.03                  0.41               1.38               0.49
                                                 --------------        --------------     --------------     --------------
Total investment activities                                0.12                  0.59               1.47               0.54
                                                 --------------        --------------     --------------     --------------

DISTRIBUTIONS:
From net investment income                                (0.09)                (0.10)             (0.11)             (0.05)
From net realized gains                                      --                 (0.13)             (0.13)                --
                                                 --------------        --------------     --------------     --------------
Total distributions                                       (0.09)                (0.23)             (0.24)             (0.05)
                                                 --------------        --------------     --------------     --------------
NET ASSET VALUE, END OF PERIOD                   $        12.11        $        12.08     $        11.72     $        10.49
                                                 ==============        ==============     ==============     ==============
Total return                                               0.98%(b)              5.11%             14.04%              5.37%(b)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000s)              $        1,949        $        1,921     $        1,507     $          708
Ratios of expenses to average net assets                   1.10%(c)              1.10%              1.10%              1.06%(c)
Ratios of net investment income to average net
  assets                                                   1.49%(c)              1.56%              0.91%              1.06%(c)
Ratio of expenses to average net assets (d)                3.97%(c)              4.25%              6.36%             14.99%(c)
Portfolio turnover rate                                   32.50%                74.01%             69.22%             12.20%

----------
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                              MID CAP VIP FUND
                                                 --------------------------------------------------------------------------
                                                  FOR THE SIX             FOR THE            FOR THE            JULY 15,
                                                  MONTHS ENDED           YEAR ENDED         YEAR ENDED          2002 TO
                                                 JUNE 30, 2005          DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                  (UNAUDITED)               2004               2003             2002 (a)
                                                 --------------        --------------     --------------     --------------
NET ASSET VALUE, BEGINNING OF PERIOD             $        15.54        $        14.22     $        10.50     $        10.00
                                                 --------------        --------------     --------------     --------------

INVESTMENT ACTIVITIES:
Net investment income (loss)                               0.03                 (0.06)             (0.05)             (0.02)
Net realized and unrealized gains                          0.29                  1.38               3.79               0.52
                                                 --------------        --------------     --------------     --------------
Total investment activities                                0.32                  1.32               3.74               0.50
                                                 --------------        --------------     --------------     --------------

DISTRIBUTIONS:
From net realized gains                                      --                    --              (0.02)                --
                                                 --------------        --------------     --------------     --------------
Total distributions                                          --                    --              (0.02)                --
                                                 --------------        --------------     --------------     --------------
NET ASSET VALUE, END OF PERIOD                   $        15.86        $        15.54     $        14.22     $        10.50
                                                 ==============        ==============     ==============     ==============
Total return                                               2.06%(b)              9.28%             35.66%              5.00%(b)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000s)              $       16,205        $       14,517     $        5,682     $          762
Ratios of expenses to average net assets                   1.10%(c)              1.10%              1.10%              1.10%(c)
Ratios of net investment income (loss) to
  average net assets                                       0.45%(c)             (0.54%)            (0.72%)            (0.59%)(c)
Ratio of expenses to average net assets (d)                1.44%(c)              1.67%              3.65%             14.16%(c)
Portfolio turnover rate                                   22.78%                37.35%             46.79%              0.00%

----------
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                         DISCIPLINED VALUE VIP FUND
                                                 --------------------------------------------------------------------------
                                                  FOR THE SIX             FOR THE            FOR THE            JULY 15,
                                                  MONTHS ENDED           YEAR ENDED         YEAR ENDED          2002 TO
                                                 JUNE 30, 2005          DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                  (UNAUDITED)               2004               2003             2002 (a)
                                                 --------------        --------------     --------------     --------------
NET ASSET VALUE, BEGINNING OF PERIOD             $        14.94        $        13.34     $        10.28     $        10.00
                                                 --------------        --------------     --------------     --------------

INVESTMENT ACTIVITIES:
Net investment income                                      0.09                  0.14               0.14               0.07
Net realized and unrealized gains                          0.15                  1.58               3.24               0.28
                                                 --------------        --------------     --------------     --------------
Total investment activities                                0.24                  1.72               3.38               0.35
                                                 --------------        --------------     --------------     --------------

DISTRIBUTIONS:
From net investment income                                (0.09)                (0.11)             (0.15)             (0.07)
From net realized gains                                      --                 (0.01)             (0.17)                --
                                                 --------------        --------------     --------------     --------------
Total distributions                                       (0.09)                (0.12)             (0.32)             (0.07)
                                                 --------------        --------------     --------------     --------------
NET ASSET VALUE, END OF PERIOD                   $        15.09        $        14.94     $        13.34     $        10.28
                                                 ==============        ==============     ==============     ==============
Total return                                               1.62%(b)             12.96%             33.26%              3.53%(b)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000s)              $       18,530        $       15,652     $        5,407     $          740
Ratios of expenses to average net assets                   1.10%(c)              1.10%              1.10%              1.10%(c)
Ratios of net investment income to average net
  assets                                                   1.32%(c)              1.12%              1.40%              1.80%(c)
Ratio of expenses to average net assets (d)                1.36%(c)              1.64%              3.83%             14.83%(c)
Portfolio turnover rate                                   12.26%                19.86%             28.43%             36.68%

----------
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.

SEE NOTES TO FINANCIAL STATEMENTS.

FIFTH THIRD VARIABLE INSURANCE FUNDS

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 (UNAUDITED)

1.   ORGANIZATION:

     The Variable Insurance Funds (the "Trust") was organized on July 20, 1994, and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company established as a Massachusetts business trust.

     The Trust is authorized to issue an unlimited number of shares without par value. As of the date of this report, the Trust offered multiple separate series, each with its own investment objective. The accompanying financial statements are for the Fifth Third Quality Growth VIP Fund ("Quality Growth VIP Fund"), the Fifth Third Balanced VIP Fund ("Balanced VIP Fund"), the Fifth Third Mid Cap VIP Fund ("Mid Cap VIP Fund") and the Fifth Third Disciplined Value VIP Fund ("Disciplined Value VIP Fund") (individually a "Fund" and collectively the "Fifth Third Variable Insurance Funds" or "Funds"). Shares of the Funds are offered to separate accounts of Hartford Life Insurance Company and Jackson National Life Insurance Company, as well as other eligible purchasers.

     Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnification. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss is remote.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITIES VALUATION--Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts ("ADR's), are valued at the closing price on the exchange or system where the security is principally traded. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the Nasdaq Official Closing Price ("NOCP"), if applicable. Investments for which there are no such quotations, or quotations which are not deemed to be reliable, are valued at fair value as determined in good faith by Fund management pursuant to guidelines established by the Board of Trustees of the Trust. Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees of the Trust. Portfolio securities with a remaining maturity of 60 days or less are valued either at amortized cost or original cost plus accrued interest, which approximates value. Investments in investment companies are valued at their respective net asset values as reported by such companies.

     SECURITIES TRANSACTIONS AND RELATED INCOME--For financial reporting purposes, securities transactions are accounted for on the trade date. At all other times, the Trust's securities transactions are booked on a trade date plus one business day basis (which does not differ materially from trade date basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     OPTIONS CONTRACTS--The Funds may write or purchase option contracts. These transactions are to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e. speculation).

     The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by premiums paid.

     In writing an option, the Funds contract with a specified counterparty to purchase (written put option) or sell (written call option) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset, and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current market value.

     EXPENSES--Expenses that are directly related to the Funds are charged directly to the Funds, while general Trust expenses are allocated to the Funds of the Trust based on their relative net assets or another appropriate method.

     DIVIDENDS TO SHAREHOLDERS--Dividends from net investment income, if any, are declared and paid annually for the Quality Growth VIP Fund and Mid Cap VIP Fund, and declared and paid quarterly for the Balanced VIP Fund and Disciplined Value VIP Fund. Distributable net realized gains, if any, are declared and distributed at least annually. Dividends from net investment income and net realized capital gains are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of deferrals of certain losses. These "book/tax" differences are considered to be either temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns and distributions) such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent these differences exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital.

     FEDERAL INCOME TAXES--It is the intention of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

3.   PURCHASES AND SALES OF SECURITIES:

     Purchases and sales of portfolio securities (excluding short-term securities) for the six months ended June 30, 2005 were as follows:

                                       PURCHASES         SALES
                                      ------------    -----------
     Quality Growth VIP Fund          $  7,659,541    $ 6,055,868
     Balanced VIP Fund                     584,314        581,032
     Mid Cap VIP Fund                    4,145,598      3,268,242
     Disciplined Value VIP Fund          5,663,931      2,020,897

4.   RELATED PARTY TRANSACTIONS:

     Investment advisory services are provided to the Funds by Fifth Third Asset Management, Inc. (the "Advisor"), a subsidiary of Fifth Third Bancorp. Under the terms of the investment advisory agreement, the Advisor is entitled to receive a fee computed daily at the annual rate of 0.70% of the average daily net assets for the Quality Growth VIP Fund, and 0.80% of the average daily net assets for the Balanced VIP Fund, Mid Cap VIP Fund and Disciplined Value VIP Fund.

     The Advisor has entered into an expense limitation agreement with the Trust. Under the terms of this agreement, the Advisor has contractually agreed to reduce the fees payable to it under the investment advisory agreement and make additional payments to the extent necessary to limit expenses to 1.10% of the average daily net assets of each Fund for a three-year period ("Expense Limitation Term"). The Advisor may request and receive reimbursement of the investment advisory fees waived and other expenses reimbursed by it at a later date not to exceed the Expense Limitation Term. Such repayments shall be made monthly, but only if the operating expenses of each Fund are at an annualized rate less than the expense limit for the payments made through the Expense Limitation Term. As of the six months ended June 30, 2005, the reimbursement that may potentially be made by the Funds is as follows:

                            EXPIRES 2008   EXPIRES 2007   EXPIRES 2006   EXPIRES 2005
                            ------------   ------------   ------------   ------------
     Quality Growth
       VIP Fund             $      2,903   $     19,268   $     62,061             --
     Balanced
       VIP Fund                   14,752         29,069         38,618   $     23,860
     Mid Cap
       VIP Fund                   11,190         30,116         39,732         23,820
     Disciplined Value
       VIP Fund                    8,108         28,111         40,014         24,120

     BISYS Fund Services Ohio, Inc. ("BISYS Ohio") with which certain officers and trustees of the Trust are affiliated, serves the Trust as Administrator. Such officers and trustees are paid no fees directly by the Trust for serving as officers and trustees of the Trust. Under the terms of the Management and Administration Agreement between BISYS Ohio and the Trust, BISYS Ohio is entitled to a fee computed at an annual rate of 0.045% of the Fund's average daily net assets. BISYS Fund Services Limited Partnership ("BISYS") serves, without compensation, as Distributor of the Funds. BISYS Ohio also serves the Funds as Transfer Agent and Fund Accountant. Under the terms of the Fund Accounting Agreement between BISYS Ohio and the Trust, BISYS Ohio is entitled to a fee computed at an annual rate of 0.03% of the Fund's average daily net assets, subject to a minimum annual fee plus reimbursement of out-of-pocket expenses. Under the terms of the Transfer Agency Agreement between BISYS Ohio and the Trust, BISYS Ohio receives additional per account fees, subject to a base fee, plus reimbursement of out-of-pocket expenses. BISYS Ohio also provides an employee to serve the Funds as Chief Compliance Officer for which BISYS Ohio receives compensation and reimbursement of out-of-pocket expenses as approved by the Trust's Board of Trustees. BISYS Ohio voluntarily waived certain fees during the period. These waivers are shown separately on the Statement of Operations from those waived pursuant to the expense limitation agreement previously described. BISYS, an Ohio limited partnership, and BISYS Ohio are subsidiaries of The BISYS Group, Inc.

     Fifth Third Bank serves as the Funds' custodian and receives a fee computed daily at an annual rate of 0.0025% of the average daily net assets of the Funds.

     The Trust has adopted a Variable Contract Owner Servicing Plan (the "Service Plan") under which the Funds may reimburse to a servicing agent a fee at an annual rate of up to 0.25% of the average daily net assets of the Funds. For the six months ended June 30, 2005, the Funds did not make any payments pursuant to the Service Plan.

FIFTH THIRD VARIABLE INSURANCE FUNDS

SUPPLEMENTAL INFORMATION (UNAUDITED)
JUNE 30, 2005

                                EXPENSE EXAMPLES

As a shareholder of the Fifth Third Variable Insurance Funds, you incur two types of costs: (1) transaction costs, including insurance contract charges; and
(2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fifth Third Variable Insurance Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 through June 30, 2005.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                       BEGINNING         ENDING           EXPENSE PAID        EXPENSE RATIO
                                                     ACCOUNT VALUE    ACCOUNT VALUE      DURING PERIOD*       DURING PERIOD
                                                        1/1/05           6/30/05        1/1/05 - 6/30/05   1/1/05 - 6/30/05**
                                                     -------------    -------------     ----------------   ------------------
     Quality Growth VIP Fund                          $  1,000.00      $    982.90          $   5.41              1.10%
     Balanced VIP Fund                                   1,000.00         1,009.80              5.48              1.10%
     Mid Cap VIP Fund                                    1,000.00         1,020.60              5.51              1.10%
     Disciplined Value VIP Fund                          1,000.00         1,016.20              5.50              1.10%

----------
     * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
     ** Absent the Advisor's contractual obligation to waive a portion of its fees and limit Fund expenses during the period, expenses paid during the period would have been higher, and ending account values would have been lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on each Fifth Third Variable Insurance Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as insurance contract charges. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                       BEGINNING         ENDING           EXPENSE PAID       EXPENSE RATIO
                                                     ACCOUNT VALUE    ACCOUNT VALUE      DURING PERIOD*      DURING PERIOD
                                                        1/1/05           6/30/05        1/1/05 - 6/30/05   1/1/05 - 6/30/05**
                                                     -------------    -------------     ----------------   ------------------
     Quality Growth VIP Fund                          $  1,000.00      $  1,019.34           $  5.51              1.10%
     Balanced VIP Fund                                   1,000.00         1,019.34              5.51              1.10%
     Mid Cap VIP Fund                                    1,000.00         1,019.34              5.51              1.10%
     Disciplined Value VIP Fund                          1,000.00         1,019.34              5.51              1.10%

----------
     * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
     ** Absent the Advisor's contractual obligation to waive a portion of its fees and limit Fund expenses during the period, expenses paid during the period would have been higher, and ending account values would have been lower.

RENEWAL OF THE INVESTMENT ADVISORY AGREEMENTS BETWEEN THE TRUST AND THE ADVISOR

In considering the proposed renewal of the Funds' investment advisory arrangements, the Board of Trustees of the Trust (the "Board") carefully reviewed and evaluated written information that the Advisor presented for the Board's review, as well as the Advisor's presentation, at a meeting held on February 23, 2005. In approving the continuation of the Investment Advisory Agreements, the Board considered numerous factors, including, among others, (1) the nature, extent, and quality of the services to be provided by the Advisor;
(2) the investment performance of the Funds and the Advisor; (3) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Funds; (4) the extent to which economies of scale would be realized as the Funds grow; and (5) whether fee levels reflect these economies of scale for the benefit of Fund investors. The Board also took into account other considerations that it believed, in light of the legal advice furnished to the Board by its counsel and the Trustees' own business judgment, to be relevant. The determinations made by the Board in reviewing the Investment Advisory Agreements included, but were not limited to, the items which follow.

NATURE, EXTENT AND QUALITY OF THE ADVISORY SERVICES TO BE PROVIDED BY THE ADVISOR - The Board considered the nature and quality of the services provided by the Advisor to the Funds in the past, as well as the services anticipated to be provided in the future. The Board concluded that the Advisor was capable of providing high quality services to the Funds, as indicated by the Advisor's management capabilities demonstrated with respect to the Funds and other funds managed by the Advisor, the professional qualifications and experience of the Advisor's portfolio management team and the Advisor's investment management capabilities to support the Funds' operations. The Board also determined that the Advisor proposed to provide investment and related services that were of same quality and quantity as the investment and related services provided to the Funds in the past, that these services were appropriate in scope and extent in light of the Funds' operations, the competitive landscape of the investment company business and investor needs, and that the Advisor's obligations will remain the same in all respects.

INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISOR - Using data gathered from First Rate, Russell and Bloomberg, the Board determined that while the Funds' performance to date has been acceptable, the Advisor's recent investment performance had not been competitive relative to comparable funds and the relevant benchmark index with respect to several of the Funds, and reviewed with the Advisor steps to be undertaken to improve Fund performance. On the basis of the Board's assessment of the nature, extent and quality of advisory services to be provided by the Advisor, the Board concluded that the Advisor was capable of generating a level of long-term investment performance that is appropriate in light of the Funds' investment objectives, policies and strategies and competitive with many other investment companies.

COST OF SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS - On the basis of the Board's review of the fees to be charged by the Advisor for investment advisory services, and the estimated profitability of the Advisor's relationship with each Fund, the Board concluded that the levels of investment advisory fees and the Advisor's profitability were appropriate in light of the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between each Fund and the Advisor and its affiliates. Further, on the basis of comparative information supplied by Lipper Analytics Services, Inc., the Board determined that the advisory fees and estimated overall expense ratio of each Fund were consistent with industry averages.

EXTENT TO WHICH ECONOMIES OF SCALE WILL BE REALIZED AS THE FUNDS GROW AND WHETHER THE FEE LEVELS REFLECT THESE ECONOMIES OF SCALE FOR THE BENEFIT OF THE FUNDS - The Board concluded that the Funds' investment advisory fees appropriately reflect the current economic environment for the Advisor and the competitive nature of the mutual fund market. The Board further determined that the Funds have yet to achieve meaningful economies of scale, which, therefore, cannot be reflected in the investment advisory fees. While the investment advisory fees do not reduce should Fund assets grow meaningfully, the Board determined that the advisory fees payable under the agreements already reflect potential future economies of scale to some extent by virtue of their competitive levels determined with reference to industry standards as reported by Lipper Analytical Services, Inc. and the Advisor's estimated profitability at current or foreseeable asset levels. The Board also noted that it will have the opportunity to periodically re-examine whether a Fund has achieved economies of scale, and the appropriateness of advisory fees payable to the Advisor, in the future.

BENEFITS TO THE ADVISOR FROM ITS RELATIONSHIP WITH THE FUNDS - The Board concluded that other benefits derived by the Advisor from its relationship with the Funds, including "soft dollar" benefits in connection with Fund brokerage transactions, are reasonable and fair, and consistent with industry practice and the best interests of the Funds and their shareholders.

OTHER CONSIDERATIONS - In approving the Amended and Restated Investment Advisory Agreements, the Board also determined that the Advisor had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Funds in a professional manner that is consistent with the best interests of the Funds and their shareholders. In this regard, the Board favorably considered the compliance track record of the Funds and the Advisor. The Board also concluded that the Advisor had made a significant entrepreneurial commitment to the management and success of the Funds, which entailed a substantial financial and professional commitment, including investment advisory fee waivers and expense limitation arrangements with respect to the Funds to the benefit of Fund shareholders.

After careful consideration, the Board determined that investment advisory fees paid under the Amended and Restated Investment Advisory Agreements were reasonable and fair and the Amended and Restated Investment Advisory Agreements were in the best interest of each Fund.

                                  PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-282-5706; or on the Securities and Exchange Commission's website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

     NOT APPLICABLE.

     The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

     If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

     DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE REGISTRANT'S CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS; THERE HAVE BEEN NO AMENDMENTS TO, NOR ANY WAIVERS GRANTED FROM, A PROVISION THAT RELATES TO ANY ELEMENT OF THE CODE OF ETHICS DEFINITION ENUMERATED IN PARAGRAPH (b) OF THIS ITEM 2.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                  (i) Has at least one audit committee financial expert serving on its audit committee; or

                  (ii) Does not have an audit committee financial expert serving on its audit committee.

             (2) If the registrant provides the disclosure required by paragraph
             (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                  (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                  (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

             (3) If the registrant provides the disclosure required by paragraph
             (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

             2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

         (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

         (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6.   SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

NOT APPLICABLE.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 11. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

         (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

NOT APPLICABLE.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

         (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

NOT APPLICABLE.

         (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

CERTIFICATIONS PURSUANT TO RULE 30a-2(b) ARE FURNISHED HEREWITH.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Variable Insurance Funds
            --------------------------------------------------------------------

By (Signature and Title)    /s/ Steven D. Pierce     Steven D. Pierce, Treasurer
                        --------------------------------------------------------

Date   September 1, 2005
       -----------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Walter B. Grimm      Walter B. Grimm, President
                        --------------------------------------------------------

Date   September 1, 2005
       -----------------

By (Signature and Title)    /s/ Steven D. Pierce     Steven D. Pierce, Treasurer
                        --------------------------------------------------------

Date   September 1, 2005
       -----------------